Schedule of Investments (unaudited)
February 28, 2025
BlackRock U.S. Insights Long/Short Equity Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.1%
Karman Holdings, Inc.(a)	541	$ 17,063
Biotechnology — 0.1%
Metsera, Inc.(a)	339	8,401
Sionna Therapeutics, Inc.(a)	12	165
		8,566
Energy Equipment & Services — 0.1%
Flowco Holdings, Inc., Class A(a)	503	12,977
Health Care Equipment & Supplies — 0.1%
Beta Bionics, Inc.(a)	593	12,435
Software — 0.2%
SailPoint, Inc.(a)	463	11,112
ServiceTitan, Inc., Class A(a)	85	8,070
		19,182
Total Long-Term Investments — 0.6% (Cost: $57,057)		70,223

Security		Par (000)	Value
Short-Term Securities
U.S. Treasury Obligations(b) — 96.3%
U.S. Treasury Bills, 4.25%, 05/08/25	USD	11,469	$ 11,380,049
Total Short-Term Securities — 96.3% (Cost: $11,377,488)			11,380,049
Total Investments — 96.9% (Cost: $11,434,545)			11,450,272
Other Assets Less Liabilities — 3.1%			369,409
Net Assets — 100.0%			$ 11,819,681

(a)	Non-income producing security.
(b)	Rates are discount rates or a range of discount rates as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ 3,806	$ —	$ (3,804)(b)	$ (2)	$ —	$ —	—	$ 9 (c)	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	2	03/21/25	$ 596	$ (16,164)
S&P 500 Annual Dividend Index	3	12/19/25	58	1,263
S&P 500 Annual Dividend Index	4	12/18/26	79	633
				(14,268)
Short Contracts
CBOE Volatility Index	2	03/18/25	38	(2,874)
				$ (17,142)

Schedule of Investments (unaudited) (continued)
February 28, 2025
BlackRock U.S. Insights Long/Short Equity Fund
OTC Total Return Swaps
Reference Entity	Payment Frequency	Counterparty(i)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Barclays Bank PLC(a)	07/11/25	$ 1,639,296	$7,426 (b)	$ 1,645,729	71.8%
	Monthly	Goldman Sachs Bank USA(c)	08/18/26–08/19/26	1,333,596	4,282 (d)	1,336,507	58.8
	Monthly	HSBC Bank PLC(e)	02/09/28	1,453,894	(54,135)(f)	1,404,691	59.3
	Monthly	Merrill Lynch International(g)	06/15/28	1,556,864	(49,791)(h)	1,514,086	66.8
					$(92,218)	$ 5,901,013

(b)	Amount includes $993 of net dividends and financing fees.
(d)	Amount includes $1,371 of net dividends and financing fees.
(f)	Amount includes $(4,932) of net dividends and financing fees.
(h)	Amount includes $(7,013) of net dividends and financing fees.
(i)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(a)	(c)	(e)
Range:	15-20 basis points	15-25 basis points	0-20 basis points
Benchmarks:	USD Overnight Bank Funding Rate	U.S. Overnight Federal Funds Effective Rate	USD Overnight Bank Funding Rate

(g)
Range:	0-30 basis points
Benchmarks:	USD Overnight Bank Funding Rate

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Barclays Bank PLC as of period end, termination date July 11, 2025:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Aerospace & Defense
Lockheed Martin Corp.	44	$19,816	1.2%
RTX Corp.	214	28,460	1.7
TransDigm Group, Inc.	12	16,407	1.0
		64,683
Automobile Components
Lear Corp.	65	6,109	0.4
Automobiles
General Motors Co.	1,009	49,572	3.0
Banks
Citizens Financial Group, Inc.	338	15,470	1.0
First Horizon Corp.	2,771	59,688	3.6
Huntington Bancshares, Inc.	3,481	57,332	3.5
M&T Bank Corp.	421	80,714	4.9
PNC Financial Services Group, Inc. (The)	10	1,919	0.1
		215,123
	Shares	Value	% of Basket Value
Beverages
Coca-Cola Co. (The)	331	$23,570	1.4%
Biotechnology
Natera, Inc.	58	9,024	0.5
Broadline Retail
Amazon.com, Inc.	145	30,781	1.9
Building Products
Johnson Controls International PLC	669	57,307	3.5
Capital Markets
Intercontinental Exchange, Inc.	17	2,945	0.2
Moody’s Corp.	50	25,197	1.5
Nasdaq, Inc.	221	18,294	1.1
		46,436
Chemicals
Ecolab, Inc.	41	11,030	0.6
PPG Industries, Inc.	928	105,068	6.4
		116,098
Commercial Services & Supplies
Cintas Corp.	673	139,647	8.5
Communications Equipment
Cisco Systems, Inc.	1,444	92,575	5.6

Schedule of Investments (unaudited) (continued)
February 28, 2025
BlackRock U.S. Insights Long/Short Equity Fund
	Shares	Value	% of Basket Value
Construction & Engineering
Comfort Systems U.S.A., Inc.	87	$31,610	1.9%
Consumer Finance
Capital One Financial Corp.	672	134,770	8.2
Discover Financial Services	355	69,292	4.2
		204,062
Consumer Staples Distribution & Retail
Walmart, Inc.	47	4,635	0.3
Diversified Telecommunication Services
Verizon Communications, Inc.	2,096	90,338	5.5
Electric Utilities
Edison International	209	11,378	0.7
Entergy Corp.	2,222	194,003	11.8
NextEra Energy, Inc.	776	54,452	3.3
PG&E Corp.	707	11,552	0.7
		271,385
Electrical Equipment
Hubbell, Inc.	5	1,858	0.1
Vertiv Holdings Co., Class A	205	19,510	1.2
		21,368
Electronic Equipment, Instruments & Components
Keysight Technologies, Inc.	407	64,929	3.9
Financial Services
Mastercard, Inc., Class A	115	66,276	4.0
Mr. Cooper Group, Inc.	596	66,972	4.1
Visa, Inc., Class A	294	106,637	6.5
Voya Financial, Inc.	741	53,545	3.2
		293,430
Ground Transportation
Old Dominion Freight Line, Inc.	519	91,603	5.6
Health Care Equipment & Supplies
Boston Scientific Corp.	372	38,610	2.3
Edwards Lifesciences Corp.	2,656	190,223	11.6
		228,833
Health Care Providers & Services
Cardinal Health, Inc.	663	85,845	5.2
Cencora, Inc.	376	95,331	5.8
HCA Healthcare, Inc.	8	2,451	0.2
		183,627
Hotels, Restaurants & Leisure
Flutter Entertainment PLC	143	40,124	2.4
Industrial REITs
Prologis, Inc.	509	63,075	3.8
STAG Industrial, Inc.	797	28,676	1.8
		91,751
Insurance
Allstate Corp. (The)	29	5,775	0.3
Fidelity National Financial, Inc., Class A	1,928	124,414	7.6
		130,189
Interactive Media & Services
Meta Platforms, Inc., Class A	31	20,714	1.3
	Shares	Value	% of Basket Value
IT Services
MongoDB, Inc., Class A	221	$59,102	3.6%
Life Sciences Tools & Services
Avantor, Inc.	2,190	36,573	2.2
Danaher Corp.	292	60,666	3.7
Fortrea Holdings, Inc.	411	5,693	0.4
ICON PLC	549	104,321	6.3
West Pharmaceutical Services, Inc.	101	23,466	1.4
		230,719
Media
Comcast Corp., Class A	441	15,823	1.0
Fox Corp., Class A, NVS	1,587	91,411	5.5
		107,234
Metals & Mining
Freeport-McMoRan, Inc.	92	3,396	0.2
Multi-Utilities
Dominion Energy, Inc.	347	19,647	1.2
DTE Energy Co.	464	62,037	3.8
Sempra	562	40,222	2.4
		121,906
Oil, Gas & Consumable Fuels
BP PLC, ADR	6,399	211,935	12.9
Chevron Corp.	195	30,931	1.9
Devon Energy Corp.	500	18,110	1.1
Hess Corp.	2,460	366,392	22.2
Suncor Energy, Inc.	1,421	54,396	3.3
		681,764
Pharmaceuticals
Novo Nordisk A/S, ADR	262	23,750	1.4
Sanofi SA, ADR	2,110	114,932	7.0
Zoetis, Inc., Class A	460	76,930	4.7
		215,612
Professional Services
Dun & Bradstreet Holdings, Inc.	178	1,615	0.1
Genpact Ltd.	83	4,417	0.3
		6,032
Residential REITs
Camden Property Trust	538	66,744	4.1
Semiconductors & Semiconductor Equipment
ASML Holding NV, Registered Shares	34	24,109	1.5
Broadcom, Inc.	118	23,533	1.4
Entegris, Inc.	553	55,975	3.4
Marvell Technology, Inc.	765	70,242	4.3
NVIDIA Corp.	3,007	375,634	22.8
ON Semiconductor Corp.	1,147	53,966	3.3
		603,459
Software
Cadence Design Systems, Inc.	221	55,361	3.4
Microsoft Corp.	253	100,438	6.1
Nice Ltd., ADR	192	26,723	1.6
		182,522
Specialty Retail
Bath & Body Works, Inc.	1,587	57,497	3.5

Schedule of Investments (unaudited) (continued)
February 28, 2025
BlackRock U.S. Insights Long/Short Equity Fund
	Shares	Value	% of Basket Value
Trading Companies & Distributors
MSC Industrial Direct Co., Inc., Class A	27	$2,170	0.1%
United Rentals, Inc.	20	12,846	0.8
WESCO International, Inc.	373	67,315	4.1
		82,331
Total Reference Entity — Long		5,037,841
Reference Entity — Short
Common Stocks
Banks
KeyCorp	3,527	(61,088)	(3.7)
Western Alliance Bancorp	360	(31,291)	(1.9)
		(92,379)
Beverages
Monster Beverage Corp.	1,119	(61,153)	(3.7)
Biotechnology
Exact Sciences Corp.	816	(38,687)	(2.4)
Gilead Sciences, Inc.	766	(87,561)	(5.3)
		(126,248)
Capital Markets
Goldman Sachs Group, Inc. (The)	36	(22,402)	(1.4)
LPL Financial Holdings, Inc.	211	(78,437)	(4.8)
MSCI, Inc., Class A	97	(57,280)	(3.5)
Northern Trust Corp.	395	(43,537)	(2.6)
Raymond James Financial, Inc.	75	(11,600)	(0.7)
T Rowe Price Group, Inc.	514	(54,340)	(3.3)
		(267,596)
Chemicals
CF Industries Holdings, Inc.	49	(3,970)	(0.2)
Linde PLC	126	(58,848)	(3.6)
		(62,818)
Commercial Services & Supplies
Copart, Inc.	981	(53,759)	(3.3)
Communications Equipment
F5, Inc.	272	(79,541)	(4.8)
Consumer Finance
Ally Financial, Inc.	60	(2,226)	(0.2)
American Express Co.	122	(36,717)	(2.2)
		(38,943)
Containers & Packaging
Ball Corp.	1,017	(53,586)	(3.3)
Distributors
Pool Corp.	18	(6,246)	(0.4)
Electric Utilities
Constellation Energy Corp.	18	(4,510)	(0.3)
Eversource Energy	931	(58,662)	(3.5)
FirstEnergy Corp.	5,473	(212,188)	(12.9)
NRG Energy, Inc.	82	(8,668)	(0.5)
Southern Co. (The)	159	(14,277)	(0.9)
		(298,305)
Electrical Equipment
Emerson Electric Co.	156	(18,971)	(1.2)
	Shares	Value	% of Basket Value
Entertainment
Walt Disney Co. (The)	582	$(66,232)	(4.0)%
Financial Services
Jackson Financial, Inc., Class A	358	(32,804)	(2.0)
Food Products
The Campbell’s Co.	111	(4,447)	(0.3)
Ground Transportation
CSX Corp.	1,564	(50,064)	(3.1)
Norfolk Southern Corp.	94	(23,100)	(1.4)
		(73,164)
Health Care Equipment & Supplies
DENTSPLY SIRONA, Inc.	4,683	(77,504)	(4.7)
Solventum Corp.	1,888	(150,568)	(9.1)
TransMedics Group, Inc.	102	(7,784)	(0.5)
		(235,856)
Health Care Providers & Services
DaVita, Inc.	27	(3,993)	(0.2)
Labcorp Holdings, Inc.	259	(65,019)	(4.0)
Universal Health Services, Inc., Class B	183	(32,071)	(1.9)
		(101,083)
Hotels, Restaurants & Leisure
Airbnb, Inc., Class A	107	(14,859)	(0.9)
Domino’s Pizza, Inc.	88	(43,094)	(2.6)
Vail Resorts, Inc.	21	(3,339)	(0.2)
		(61,292)
Independent Power and Renewable Electricity Producers
AES Corp. (The)	12,288	(142,418)	(8.7)
Vistra Corp.	31	(4,143)	(0.2)
		(146,561)
Insurance
American International Group, Inc.	36	(2,986)	(0.2)
Aon PLC, Class A	123	(50,322)	(3.0)
		(53,308)
Life Sciences Tools & Services
Bio-Rad Laboratories, Inc., Class A	208	(55,153)	(3.4)
Media
Trade Desk, Inc. (The), Class A	139	(9,775)	(0.6)
Multi-Utilities
CenterPoint Energy, Inc.	1,779	(61,162)	(3.7)
Office REITs
BXP, Inc.	1,761	(124,908)	(7.6)
Oil, Gas & Consumable Fuels
Antero Resources Corp.	584	(21,433)	(1.3)
Enbridge, Inc.	166	(7,093)	(0.4)
Expand Energy Corp.	111	(10,976)	(0.7)
HF Sinclair Corp.	1,437	(50,683)	(3.1)
Range Resources Corp.	1,004	(37,269)	(2.2)
TotalEnergies SE, ADR	2,341	(140,998)	(8.6)
		(268,452)
Personal Care Products
Kenvue, Inc.	2,943	(69,455)	(4.2)

Schedule of Investments (unaudited) (continued)
February 28, 2025
BlackRock U.S. Insights Long/Short Equity Fund
	Shares	Value	% of Basket Value
Pharmaceuticals
Bristol-Myers Squibb Co.	986	$(58,785)	(3.6)%
Johnson & Johnson	334	(55,117)	(3.3)
		(113,902)
Professional Services
Paychex, Inc.	557	(84,480)	(5.1)
Thomson Reuters Corp.	1,416	(253,209)	(15.4)
		(337,689)
Real Estate Management & Development
CBRE Group, Inc., Class A	81	(11,497)	(0.7)
Retail REITs
Regency Centers Corp.	763	(58,522)	(3.6)
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	546	(54,524)	(3.3)
Allegro MicroSystems, Inc.	437	(9,745)	(0.6)
Astera Labs, Inc.	701	(52,119)	(3.2)
Lam Research Corp.	71	(5,448)	(0.3)
NXP Semiconductors NV	18	(3,881)	(0.2)
		(125,717)
Software
Procore Technologies, Inc.	70	(5,353)	(0.3)
Technology Hardware, Storage & Peripherals
Pure Storage, Inc., Class A	1,445	(75,819)	(4.6)
Textiles, Apparel & Luxury Goods
NIKE, Inc., Class B	962	(76,412)	(4.6)
Tobacco
Altria Group, Inc.	1,146	(64,004)	(3.9)
Total Reference Entity — Short		(3,392,112)
Net Value of Reference Entity — Barclays Bank PLC		$1,645,729
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination dates August 18, 2026 to August 19, 2026:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Aerospace & Defense
Lockheed Martin Corp.	6	$2,702	0.2%
RTX Corp.	110	14,629	1.1
TransDigm Group, Inc.	49	66,993	5.0
		84,324
Automobile Components
Aptiv PLC	1,810	117,867	8.8
Banks
Bank of America Corp.	1,340	61,774	4.6
Citizens Financial Group, Inc.	514	23,526	1.7
First Horizon Corp.	109	2,348	0.2
	Shares	Value	% of Basket Value
Banks (continued)
M&T Bank Corp.	6	$1,150	0.1%
PNC Financial Services Group, Inc. (The)	299	57,384	4.3
		146,182
Broadline Retail
Amazon.com, Inc.	896	190,203	14.2
Building Products
Allegion PLC	515	66,286	5.0
Capital Markets
Intercontinental Exchange, Inc.	736	127,497	9.5
Moody’s Corp.	57	28,724	2.2
Nasdaq, Inc.	311	25,745	1.9
TPG, Inc., Class A	49	2,703	0.2
		184,669
Chemicals
Ecolab, Inc.	310	83,393	6.2
International Flavors & Fragrances, Inc.	1,220	99,808	7.5
		183,201
Commercial Services & Supplies
Rollins, Inc.	125	6,549	0.5
Communications Equipment
Cisco Systems, Inc.	108	6,924	0.5
Motorola Solutions, Inc.	112	49,305	3.7
		56,229
Consumer Staples Distribution & Retail
Dollar General Corp.	2,002	148,508	11.1
Diversified Telecommunication Services
Verizon Communications, Inc.	718	30,946	2.3
Electric Utilities
Edison International	816	44,423	3.3
PG&E Corp.	604	9,869	0.8
		54,292
Electrical Equipment
Hubbell, Inc.	9	3,344	0.3
Electronic Equipment, Instruments & Components
Coherent Corp.	727	54,663	4.1
Financial Services
Mr. Cooper Group, Inc.	126	14,159	1.1
Voya Financial, Inc.	306	22,111	1.6
		36,270
Health Care Providers & Services
Cardinal Health, Inc.	176	22,789	1.7
CVS Health Corp.	828	54,416	4.1
		77,205
Health Care Technology
Veeva Systems, Inc., Class A	90	20,173	1.5
Hotels, Restaurants & Leisure
Flutter Entertainment PLC	170	47,700	3.6
Industrial REITs
STAG Industrial, Inc.	2,800	100,744	7.5

Schedule of Investments (unaudited) (continued)
February 28, 2025
BlackRock U.S. Insights Long/Short Equity Fund
	Shares	Value	% of Basket Value
Insurance
Assurant, Inc.	210	$43,657	3.3%
Fidelity National Financial, Inc., Class A	514	33,168	2.5
Reinsurance Group of America, Inc.	21	4,257	0.3
		81,082
Interactive Media & Services
Meta Platforms, Inc., Class A	149	99,562	7.4
IT Services
Accenture PLC, Class A	98	34,153	2.6
MongoDB, Inc., Class A	242	64,718	4.8
		98,871
Life Sciences Tools & Services
Avantor, Inc.	1,083	18,086	1.4
Danaher Corp.	501	104,088	7.8
Fortrea Holdings, Inc.	233	3,227	0.2
Waters Corp.	15	5,660	0.4
West Pharmaceutical Services, Inc.	6	1,394	0.1
		132,455
Media
Comcast Corp., Class A	8,680	311,438	23.3
Metals & Mining
Freeport-McMoRan, Inc.	1,317	48,611	3.6
Multi-Utilities
CMS Energy Corp.	2,076	151,652	11.4
Dominion Energy, Inc.	2,859	161,876	12.1
Sempra	468	33,495	2.5
		347,023
Oil, Gas & Consumable Fuels
Chevron Corp.	84	13,324	1.0
Devon Energy Corp.	1,161	42,051	3.2
Shell PLC, ADR	2,345	158,194	11.8
		213,569
Pharmaceuticals
Eli Lilly & Co.	54	49,714	3.7
Sanofi SA, ADR	1,127	61,388	4.6
Zoetis, Inc., Class A	67	11,205	0.9
		122,307
Professional Services
Dun & Bradstreet Holdings, Inc.	2,849	25,840	2.0
Robert Half, Inc.	887	52,413	3.9
		78,253
Real Estate Management & Development
Jones Lang LaSalle, Inc.	17	4,622	0.3
Semiconductors & Semiconductor Equipment
ASML Holding NV, Registered Shares	5	3,545	0.3
Broadcom, Inc.	906	180,684	13.5
Entegris, Inc.	265	26,823	2.0
Marvell Technology, Inc.	951	87,321	6.5
Texas Instruments, Inc.	368	72,124	5.4
		370,497
Software
Cadence Design Systems, Inc.	31	7,765	0.6
	Shares	Value	% of Basket Value
Software (continued)
Gitlab, Inc., Class A	50	$3,011	0.2%
Microsoft Corp.	1,134	450,187	33.7
		460,963
Specialized REITs
Crown Castle, Inc.	37	3,482	0.2
Equinix, Inc.	66	59,705	4.5
		63,187
Specialty Retail
Home Depot, Inc. (The)	30	11,898	0.9
Total Reference Entity — Long		4,053,693
Reference Entity — Short
Common Stocks
Banks
Fifth Third Bancorp	1,062	(46,165)	(3.5)
Truist Financial Corp.	57	(2,642)	(0.2)
		(48,807)
Capital Markets
Ares Management Corp., Class A	51	(8,718)	(0.6)
Blackstone, Inc., Class A	96	(15,471)	(1.2)
MSCI, Inc., Class A	36	(21,258)	(1.6)
Northern Trust Corp.	231	(25,461)	(1.9)
Raymond James Financial, Inc.	67	(10,363)	(0.8)
		(81,271)
Chemicals
Sherwin-Williams Co. (The)	202	(73,179)	(5.5)
Commercial Services & Supplies
Copart, Inc.	57	(3,124)	(0.2)
GFL Environmental, Inc.	2,675	(120,803)	(9.1)
Waste Management, Inc.	622	(144,789)	(10.8)
		(268,716)
Distributors
Pool Corp.	6	(2,082)	(0.2)
Electric Utilities
Constellation Energy Corp.	238	(59,629)	(4.5)
Duke Energy Corp.	604	(70,964)	(5.3)
Eversource Energy	74	(4,663)	(0.3)
NRG Energy, Inc.	4	(423)	(0.0)
		(135,679)
Electrical Equipment
Rockwell Automation, Inc.	681	(195,549)	(14.6)
Electronic Equipment, Instruments & Components
CDW Corp.	207	(36,887)	(2.8)
Entertainment
TKO Group Holdings, Inc., Class A	98	(14,763)	(1.1)
Financial Services
Jackson Financial, Inc., Class A	471	(43,158)	(3.2)
Food Products
The Campbell’s Co.	88	(3,525)	(0.3)
Health Care Equipment & Supplies
DENTSPLY SIRONA, Inc.	408	(6,752)	(0.5)

Schedule of Investments (unaudited) (continued)
February 28, 2025
BlackRock U.S. Insights Long/Short Equity Fund
	Shares	Value	% of Basket Value
Health Care Equipment & Supplies (continued)
Masimo Corp.	354	$(66,825)	(5.0)%
Solventum Corp.	554	(44,182)	(3.3)
TransMedics Group, Inc.	389	(29,688)	(2.2)
Zimmer Biomet Holdings, Inc.	597	(62,279)	(4.7)
		(209,726)
Health Care Providers & Services
DaVita, Inc.	971	(143,592)	(10.7)
Universal Health Services, Inc., Class B	332	(58,183)	(4.4)
		(201,775)
Hotels, Restaurants & Leisure
Airbnb, Inc., Class A	356	(49,438)	(3.7)
Independent Power and Renewable Electricity Producers
AES Corp. (The)	1,965	(22,774)	(1.7)
Insurance
American International Group, Inc.	618	(51,257)	(3.8)
Arthur J Gallagher & Co.	301	(101,660)	(7.6)
Globe Life, Inc.	501	(63,842)	(4.8)
		(216,759)
IT Services
Cloudflare, Inc., Class A	529	(76,864)	(5.7)
Life Sciences Tools & Services
Charles River Laboratories International, Inc.	321	(53,065)	(4.0)
Oil, Gas & Consumable Fuels
Antero Resources Corp.	1,975	(72,482)	(5.4)
Exxon Mobil Corp.	478	(53,216)	(4.0)
Murphy Oil Corp.	5,067	(134,225)	(10.1)
Range Resources Corp.	623	(23,126)	(1.7)
		(283,049)
Pharmaceuticals
Bristol-Myers Squibb Co.	361	(21,523)	(1.6)
Johnson & Johnson	348	(57,427)	(4.3)
Organon & Co.	5,512	(82,184)	(6.1)
Viatris, Inc.	3,859	(35,618)	(2.7)
		(196,752)
Professional Services
UL Solutions, Inc., Class A	55	(2,925)	(0.2)
Real Estate Management & Development
CoStar Group, Inc.	781	(59,551)	(4.5)
Retail REITs
Simon Property Group, Inc.	591	(109,979)	(8.2)
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	25	(2,496)	(0.2)
Allegro MicroSystems, Inc.	2,569	(57,289)	(4.3)
NXP Semiconductors NV	257	(55,407)	(4.1)
		(115,192)
Software
Asana, Inc., Class A	537	(10,337)	(0.8)
Five9, Inc.	1,574	(56,979)	(4.3)
Procore Technologies, Inc.	296	(22,635)	(1.7)
PTC, Inc.	152	(24,872)	(1.8)
		(114,823)
	Shares	Value	% of Basket Value
Trading Companies & Distributors
Core & Main, Inc., Class A	1,978	$(100,898)	(7.5)%
Total Reference Entity — Short		(2,717,186)
Net Value of Reference Entity — Goldman Sachs Bank USA		$1,336,507
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date February 9, 2028:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Aerospace & Defense
Lockheed Martin Corp.	127	$57,197	4.1%
RTX Corp.	586	77,932	5.5
TransDigm Group, Inc.	17	23,242	1.7
		158,371
Automobiles
General Motors Co.	920	45,200	3.2
Banks
Citigroup, Inc.	1,141	91,223	6.5
M&T Bank Corp.	246	47,163	3.4
PNC Financial Services Group, Inc. (The)	10	1,919	0.1
		140,305
Beverages
Coca-Cola Co. (The)	967	68,860	4.9
Biotechnology
Biogen, Inc.	59	8,289	0.6
Building Products
Allegion PLC	308	39,643	2.8
Capital Markets
Moody’s Corp.	36	18,142	1.3
S&P Global, Inc.	31	16,546	1.2
TPG, Inc., Class A	50	2,758	0.2
Tradeweb Markets, Inc., Class A	135	18,275	1.3
UBS Group AG, Registered Shares	1,699	58,258	4.1
		113,979
Construction & Engineering
Comfort Systems U.S.A., Inc.	78	28,340	2.0
Consumer Finance
Capital One Financial Corp.	22	4,412	0.3
Discover Financial Services	189	36,891	2.6
		41,303
Consumer Staples Distribution & Retail
Walmart, Inc.	293	28,893	2.1

Schedule of Investments (unaudited) (continued)
February 28, 2025
BlackRock U.S. Insights Long/Short Equity Fund
	Shares	Value	% of Basket Value
Electric Utilities
Edison International	95	$5,172	0.4%
NextEra Energy, Inc.	34	2,386	0.2
PG&E Corp.	4,424	72,288	5.1
		79,846
Electrical Equipment
Hubbell, Inc.	145	53,881	3.8
Vertiv Holdings Co., Class A	43	4,092	0.3
		57,973
Electronic Equipment, Instruments & Components
Keysight Technologies, Inc.	354	56,474	4.0
Energy Equipment & Services
TechnipFMC PLC	2,246	66,122	4.7
Financial Services
Fidelity National Information Services, Inc.	871	61,945	4.4
Ground Transportation
Old Dominion Freight Line, Inc.	70	12,355	0.9
Health Care Equipment & Supplies
Alcon AG	1,497	138,473	9.8
Baxter International, Inc.	1,946	67,156	4.8
Medtronic PLC	657	60,457	4.3
		266,086
Health Care Providers & Services
Cardinal Health, Inc.	664	85,975	6.1
CVS Health Corp.	35	2,300	0.2
		88,275
Hotels, Restaurants & Leisure
Flutter Entertainment PLC	108	30,304	2.2
Industrial REITs
STAG Industrial, Inc.	820	29,504	2.1
Insurance
Assurant, Inc.	50	10,394	0.7
Fidelity National Financial, Inc., Class A	2,170	140,030	10.0
Reinsurance Group of America, Inc.	379	76,820	5.5
		227,244
Interactive Media & Services
Alphabet, Inc., Class A	154	26,223	1.9
Meta Platforms, Inc., Class A	98	65,484	4.6
		91,707
Life Sciences Tools & Services
Avantor, Inc.	86	1,436	0.1
Fortrea Holdings, Inc.	2,645	36,633	2.6
Mettler-Toledo International, Inc.	49	62,363	4.4
Thermo Fisher Scientific, Inc.	399	211,055	15.0
West Pharmaceutical Services, Inc.	173	40,195	2.9
		351,682
Metals & Mining
Freeport-McMoRan, Inc.	4	148	0.0
Multi-Utilities
Sempra	148	10,592	0.8
	Shares	Value	% of Basket Value
Oil, Gas & Consumable Fuels
Chevron Corp.	948	$150,372	10.7%
Suncor Energy, Inc.	3,044	116,524	8.3
		266,896
Pharmaceuticals
Eli Lilly & Co.	16	14,730	1.0
Novo Nordisk A/S, ADR	480	43,512	3.1
Zoetis, Inc., Class A	107	17,895	1.3
		76,137
Professional Services
Dun & Bradstreet Holdings, Inc.	5,750	52,153	3.7
Robert Half, Inc.	133	7,859	0.6
SS&C Technologies Holdings, Inc.	803	71,507	5.1
		131,519
Semiconductors & Semiconductor Equipment
ASML Holding NV, Registered Shares	80	56,726	4.0
Broadcom, Inc.	364	72,593	5.2
		129,319
Software
Cadence Design Systems, Inc.	643	161,071	11.5
Confluent, Inc., Class A	698	22,155	1.6
Gitlab, Inc., Class A	840	50,576	3.6
Nice Ltd., ADR	616	85,735	6.1
Salesforce, Inc.	232	69,101	4.9
		388,638
Specialized REITs
Crown Castle, Inc.	3,810	358,521	25.5
Specialty Retail
Carvana Co., Class A	270	62,937	4.5
Home Depot, Inc. (The)	31	12,294	0.9
		75,231
Technology Hardware, Storage & Peripherals
Apple Inc.	1,508	364,695	26.0
Trading Companies & Distributors
MSC Industrial Direct Co., Inc., Class A	694	55,770	4.0
United Rentals, Inc.	93	59,736	4.2
WESCO International, Inc.	694	125,246	8.9
		240,752
Total Reference Entity — Long		4,135,148
Reference Entity — Short
Common Stocks
Automobiles
Tesla, Inc.	170	(49,807)	(3.6)
Banks
Fifth Third Bancorp	122	(5,303)	(0.4)
JPMorgan Chase & Co.	233	(61,663)	(4.4)
Western Alliance Bancorp	1,667	(144,896)	(10.3)
		(211,862)
Beverages
Monster Beverage Corp.	112	(6,121)	(0.4)

Schedule of Investments (unaudited) (continued)
February 28, 2025
BlackRock U.S. Insights Long/Short Equity Fund
	Shares	Value	% of Basket Value
Biotechnology
Exact Sciences Corp.	117	$(5,547)	(0.4)%
Gilead Sciences, Inc.	486	(55,555)	(4.0)
		(61,102)
Capital Markets
Blackstone, Inc., Class A	904	(145,689)	(10.4)
LPL Financial Holdings, Inc.	3	(1,115)	(0.1)
MSCI, Inc., Class A	5	(2,952)	(0.2)
Northern Trust Corp.	604	(66,573)	(4.7)
Raymond James Financial, Inc.	710	(109,816)	(7.8)
T Rowe Price Group, Inc.	72	(7,612)	(0.6)
		(333,757)
Chemicals
CF Industries Holdings, Inc.	43	(3,484)	(0.2)
Linde PLC	52	(24,287)	(1.7)
Sherwin-Williams Co. (The)	49	(17,751)	(1.3)
		(45,522)
Commercial Services & Supplies
Copart, Inc.	41	(2,247)	(0.1)
Waste Management, Inc.	101	(23,511)	(1.7)
		(25,758)
Consumer Finance
American Express Co.	155	(46,649)	(3.3)
Containers & Packaging
Ball Corp.	117	(6,165)	(0.4)
Distributors
Pool Corp.	154	(53,438)	(3.8)
Electric Utilities
Constellation Energy Corp.	17	(4,259)	(0.3)
Duke Energy Corp.	38	(4,464)	(0.3)
Eversource Energy	381	(24,007)	(1.7)
NRG Energy, Inc.	1,408	(148,840)	(10.6)
		(181,570)
Electrical Equipment
Eaton Corp. PLC	300	(87,996)	(6.3)
Electronic Equipment, Instruments & Components
CDW Corp.	13	(2,317)	(0.2)
Energy Equipment & Services
Schlumberger NV	115	(4,791)	(0.3)
Entertainment
TKO Group Holdings, Inc., Class A	424	(63,871)	(4.6)
Food Products
Conagra Brands, Inc.	2,831	(72,304)	(5.2)
J M Smucker Co. (The)	24	(2,653)	(0.2)
The Campbell’s Co.	1,272	(50,956)	(3.6)
		(125,913)
Ground Transportation
CSX Corp.	141	(4,513)	(0.3)
Health Care Equipment & Supplies
TransMedics Group, Inc.	391	(29,841)	(2.1)
Health Care Providers & Services
DaVita, Inc.	83	(12,274)	(0.9)
	Shares	Value	% of Basket Value
Health Care Providers & Services (continued)
Labcorp Holdings, Inc.	37	$(9,288)	(0.6)%
Universal Health Services, Inc., Class B	175	(30,669)	(2.2)
		(52,231)
Health Care REITs
Ventas, Inc.	901	(62,331)	(4.4)
Hotels, Restaurants & Leisure
Airbnb, Inc., Class A	508	(70,546)	(5.0)
Vail Resorts, Inc.	359	(57,077)	(4.1)
Wyndham Hotels & Resorts, Inc.	548	(59,365)	(4.2)
		(186,988)
Independent Power and Renewable Electricity Producers
AES Corp. (The)	1,567	(18,162)	(1.3)
Vistra Corp.	361	(48,251)	(3.4)
		(66,413)
Insurance
Aon PLC, Class A	33	(13,501)	(1.0)
Life Sciences Tools & Services
Charles River Laboratories International, Inc.	47	(7,769)	(0.6)
Media
Trade Desk, Inc. (The), Class A	695	(48,872)	(3.5)
Multi-Utilities
CenterPoint Energy, Inc.	174	(5,982)	(0.4)
Oil, Gas & Consumable Fuels
Coterra Energy, Inc.	1,206	(32,550)	(2.3)
Exxon Mobil Corp.	1,168	(130,033)	(9.3)
HF Sinclair Corp.	464	(16,365)	(1.2)
Range Resources Corp.	248	(9,206)	(0.6)
TC Energy Corp.	47	(2,103)	(0.1)
		(190,257)
Pharmaceuticals
Bristol-Myers Squibb Co.	475	(28,319)	(2.0)
Organon & Co.	327	(4,876)	(0.4)
Pfizer, Inc.	2,285	(60,393)	(4.3)
		(93,588)
Professional Services
Paycom Software, Inc.	278	(61,012)	(4.3)
Paylocity Holding Corp.	272	(55,567)	(4.0)
UL Solutions, Inc., Class A	1,126	(59,892)	(4.3)
		(176,471)
Real Estate Management & Development
CBRE Group, Inc., Class A	267	(37,898)	(2.7)
Semiconductors & Semiconductor Equipment
Allegro MicroSystems, Inc.	1,962	(43,753)	(3.1)
Lam Research Corp.	893	(68,529)	(4.9)
Lattice Semiconductor Corp.	2,734	(170,437)	(12.1)
NXP Semiconductors NV	14	(3,018)	(0.2)
		(285,737)
Software
Asana, Inc., Class A	181	(3,484)	(0.2)
Fortinet, Inc.	596	(64,374)	(4.6)

Schedule of Investments (unaudited) (continued)
February 28, 2025
BlackRock U.S. Insights Long/Short Equity Fund
	Shares	Value	% of Basket Value
Software (continued)
Procore Technologies, Inc.	267	$(20,418)	(1.5)%
PTC, Inc.	118	(19,308)	(1.4)
		(107,584)
Tobacco
Altria Group, Inc.	174	(9,718)	(0.7)
Trading Companies & Distributors
Core & Main, Inc., Class A	865	(44,124)	(3.1)
Total Reference Entity — Short		(2,730,457)
Net Value of Reference Entity — HSBC Bank PLC		$1,404,691
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Merrill Lynch International as of period end, termination date June 15, 2028:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Aerospace & Defense
L3Harris Technologies, Inc.	369	$76,055	5.0%
Automobile Components
Lear Corp.	690	64,853	4.3
Automobiles
General Motors Co.	87	4,274	0.3
Banks
Citigroup, Inc.	1,835	146,708	9.7
Citizens Financial Group, Inc.	1,697	77,672	5.1
Huntington Bancshares, Inc.	235	3,870	0.3
		228,250
Beverages
Keurig Dr Pepper, Inc.	1,976	66,236	4.4
Biotechnology
Biogen, Inc.	716	100,598	6.6
Natera, Inc.	416	64,725	4.3
		165,323
Broadline Retail
Amazon.com, Inc.	470	99,772	6.6
Building Products
Johnson Controls International PLC	35	2,998	0.2
Capital Markets
Charles Schwab Corp. (The)	747	59,409	3.9
Franklin Resources, Inc.	4,248	86,022	5.7
Intercontinental Exchange, Inc.	856	148,285	9.8
Invesco Ltd.	3,792	65,943	4.4
Moody’s Corp.	152	76,599	5.1
Nasdaq, Inc.	1,119	92,631	6.1
	Shares	Value	% of Basket Value
Capital Markets (continued)
S&P Global, Inc.	217	$115,821	7.7%
TPG, Inc., Class A	961	53,009	3.5
Tradeweb Markets, Inc., Class A	721	97,602	6.4
UBS Group AG, Registered Shares	106	3,634	0.2
		798,955
Commercial Services & Supplies
Cintas Corp.	58	12,035	0.8
Rollins, Inc.	1,313	68,788	4.5
		80,823
Communications Equipment
Cisco Systems, Inc.	356	22,823	1.5
Motorola Solutions, Inc.	49	21,571	1.4
		44,394
Construction & Engineering
WillScot Holdings Corp., Class A	1,702	56,081	3.7
Consumer Finance
Capital One Financial Corp.	22	4,412	0.3
Consumer Staples Distribution & Retail
Walmart, Inc.	1,452	143,182	9.5
Electric Utilities
Edison International	87	4,736	0.3
Entergy Corp.	71	6,199	0.4
Exelon Corp.	1,627	71,913	4.8
NextEra Energy, Inc.	50	3,509	0.2
PG&E Corp.	1,194	19,510	1.3
		105,867
Electrical Equipment
Vertiv Holdings Co., Class A	1,117	106,305	7.0
Energy Equipment & Services
TechnipFMC PLC	32	942	0.1
Financial Services
Mr. Cooper Group, Inc.	251	28,205	1.9
Health Care Equipment & Supplies
Boston Scientific Corp.	1,319	136,899	9.0
Intuitive Surgical, Inc.	106	60,754	4.0
		197,653
Health Care Providers & Services
CVS Health Corp.	82	5,389	0.4
Elevance Health, Inc.	171	67,866	4.5
HCA Healthcare, Inc.	185	56,666	3.7
		129,921
Health Care Technology
Veeva Systems, Inc., Class A	315	70,604	4.7
Hotels, Restaurants & Leisure
Flutter Entertainment PLC	331	92,875	6.1
Insurance
Allstate Corp. (The)	550	109,532	7.2
Assurant, Inc.	565	117,458	7.8
Reinsurance Group of America, Inc.	40	8,108	0.5
		235,098
Interactive Media & Services
Alphabet, Inc., Class A	2,310	393,347	26.0

Schedule of Investments (unaudited) (continued)
February 28, 2025
BlackRock U.S. Insights Long/Short Equity Fund
	Shares	Value	% of Basket Value
IT Services
Accenture PLC, Class A	383	$133,475	8.8%
MongoDB, Inc., Class A	134	35,836	2.4
		169,311
Leisure Products
Hasbro, Inc.	2,210	143,893	9.5
Life Sciences Tools & Services
Avantor, Inc.	109	1,820	0.1
Fortrea Holdings, Inc.	718	9,944	0.7
Waters Corp.	148	55,847	3.7
		67,611
Metals & Mining
Freeport-McMoRan, Inc.	209	7,714	0.5
Multi-Utilities
Dominion Energy, Inc.	127	7,191	0.5
Sempra	744	53,248	3.5
		60,439
Oil, Gas & Consumable Fuels
BP PLC, ADR	487	16,129	1.1
Chevron Corp.	1,122	177,972	11.8
Devon Energy Corp.	100	3,622	0.2
EOG Resources, Inc.	469	59,535	3.9
		257,258
Pharmaceuticals
Novo Nordisk A/S, ADR	30	2,719	0.2
Sanofi SA, ADR	991	53,980	3.5
		56,699
Professional Services
Dun & Bradstreet Holdings, Inc.	3,722	33,759	2.2
Genpact Ltd.	1,102	58,648	3.9
Robert Half, Inc.	412	24,345	1.6
		116,752
Real Estate Management & Development
Jones Lang LaSalle, Inc.	213	57,913	3.8
Semiconductors & Semiconductor Equipment
Broadcom, Inc.	186	37,094	2.5
Marvell Technology, Inc.	460	42,237	2.8
Micron Technology, Inc.	677	63,388	4.2
ON Semiconductor Corp.	10	471	0.0
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	431	77,808	5.1
		220,998
Software
Cadence Design Systems, Inc.	59	14,779	1.0
Confluent, Inc., Class A	2,442	77,509	5.1
Gitlab, Inc., Class A	46	2,770	0.2
		95,058
Specialty Retail
Bath & Body Works, Inc.	57	2,065	0.1
Home Depot, Inc. (The)	282	111,841	7.4
		113,906
	Shares	Value	% of Basket Value
Trading Companies & Distributors
MSC Industrial Direct Co., Inc., Class A	26	$2,090	0.1%
United Rentals, Inc.	26	16,700	1.1
		18,790
Total Reference Entity — Long		4,582,767
Reference Entity — Short
Common Stocks
Automobiles
Tesla, Inc.	9	(2,637)	(0.2)
Banks
Comerica, Inc.	902	(58,026)	(3.8)
Fifth Third Bancorp	428	(18,605)	(1.2)
Truist Financial Corp.	1,258	(58,308)	(3.9)
U.S. Bancorp	1,309	(61,392)	(4.1)
		(196,331)
Biotechnology
Exact Sciences Corp.	285	(13,512)	(0.9)
Capital Markets
Ares Management Corp., Class A	419	(71,624)	(4.8)
Blackstone, Inc., Class A	40	(6,446)	(0.4)
Goldman Sachs Group, Inc. (The)	95	(59,118)	(3.9)
		(137,188)
Chemicals
CF Industries Holdings, Inc.	679	(55,013)	(3.6)
Sherwin-Williams Co. (The)	48	(17,389)	(1.2)
		(72,402)
Commercial Services & Supplies
GFL Environmental, Inc.	839	(37,889)	(2.5)
Consumer Finance
Ally Financial, Inc.	1,541	(57,171)	(3.8)
Containers & Packaging
Ball Corp.	55	(2,898)	(0.2)
Distributors
Pool Corp.	30	(10,410)	(0.7)
Diversified Telecommunication Services
AT&T Inc.	2,437	(66,798)	(4.4)
Electric Utilities
Constellation Energy Corp.	14	(3,508)	(0.2)
Eversource Energy	338	(21,297)	(1.4)
NRG Energy, Inc.	32	(3,383)	(0.2)
Southern Co. (The)	941	(84,492)	(5.6)
		(112,680)
Electrical Equipment
Emerson Electric Co.	467	(56,792)	(3.7)
Electronic Equipment, Instruments & Components
CDW Corp.	103	(18,355)	(1.2)
Energy Equipment & Services
Schlumberger NV	1,376	(57,324)	(3.8)
Entertainment
Walt Disney Co. (The)	5	(569)	(0.0)

Schedule of Investments (unaudited) (continued)
February 28, 2025
BlackRock U.S. Insights Long/Short Equity Fund
	Shares	Value	% of Basket Value
Food Products
J M Smucker Co. (The)	789	$(87,208)	(5.8)%
The Campbell’s Co.	120	(4,807)	(0.3)
		(92,015)
Ground Transportation
Canadian National Railway Co.	768	(77,844)	(5.2)
CSX Corp.	105	(3,361)	(0.2)
Norfolk Southern Corp.	345	(84,784)	(5.6)
		(165,989)
Health Care Equipment & Supplies
Becton Dickinson & Co.	265	(59,765)	(3.9)
DENTSPLY SIRONA, Inc.	292	(4,833)	(0.3)
Envista Holdings Corp.	2,875	(57,443)	(3.8)
TransMedics Group, Inc.	38	(2,900)	(0.2)
		(124,941)
Health Care Providers & Services
Universal Health Services, Inc., Class B	304	(53,276)	(3.5)
Health Care REITs
Omega Healthcare Investors, Inc.	4,262	(157,012)	(10.4)
Hotels, Restaurants & Leisure
Airbnb, Inc., Class A	41	(5,694)	(0.4)
Domino’s Pizza, Inc.	102	(49,950)	(3.3)
		(55,644)
Insurance
American International Group, Inc.	144	(11,943)	(0.8)
Arthur J Gallagher & Co.	117	(39,516)	(2.6)
Brighthouse Financial, Inc.	2,385	(141,454)	(9.3)
		(192,913)
IT Services
International Business Machines Corp.	810	(204,476)	(13.5)
Life Sciences Tools & Services
Bio-Rad Laboratories, Inc., Class A	9	(2,386)	(0.2)
Charles River Laboratories International, Inc.	28	(4,629)	(0.3)
		(7,015)
Machinery
RBC Bearings, Inc.	295	(105,964)	(7.0)
	Shares	Value	% of Basket Value
Oil, Gas & Consumable Fuels
Coterra Energy, Inc.	1,037	$(27,989)	(1.9)%
Enbridge, Inc.	5,185	(221,555)	(14.6)
Expand Energy Corp.	942	(93,145)	(6.2)
Murphy Oil Corp.	233	(6,172)	(0.4)
Range Resources Corp.	2,911	(108,056)	(7.1)
TC Energy Corp.	1,288	(57,625)	(3.8)
		(514,542)
Pharmaceuticals
Novartis AG, ADR	575	(62,704)	(4.1)
Organon & Co.	9,292	(138,544)	(9.2)
Viatris, Inc.	3,953	(36,486)	(2.4)
		(237,734)
Professional Services
Paycom Software, Inc.	186	(40,821)	(2.7)
Paylocity Holding Corp.	13	(2,656)	(0.2)
		(43,477)
Real Estate Management & Development
CBRE Group, Inc., Class A	292	(41,447)	(2.7)
Retail REITs
Regency Centers Corp.	51	(3,912)	(0.3)
Software
Asana, Inc., Class A	2,940	(56,595)	(3.7)
Fortinet, Inc.	76	(8,209)	(0.5)
Procore Technologies, Inc.	1,360	(103,999)	(6.9)
PTC, Inc.	269	(44,016)	(2.9)
		(212,819)
Trading Companies & Distributors
Core & Main, Inc., Class A	246	(12,549)	(0.8)
Total Reference Entity — Short		(3,068,681)
Net Value of Reference Entity — Merrill Lynch International		$1,514,086
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s

Schedule of Investments (unaudited) (continued)
February 28, 2025
BlackRock U.S. Insights Long/Short Equity Fund
Fair Value Hierarchy as of Period End (continued)
policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 70,223	$ —	$ —	$ 70,223
Short-Term Securities
U.S. Treasury Obligations	—	11,380,049	—	11,380,049
	$ 70,223	$ 11,380,049	$ —	$ 11,450,272
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 1,896	$ 11,708	$ —	$ 13,604
Liabilities
Equity Contracts	(19,038)	(103,926)	—	(122,964)
	$ (17,142)	$ (92,218)	$ —	$ (109,360)

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
USD	United States Dollar

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares
OTC	Over-the-Counter
REIT	Real Estate Investment Trust